Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax provision
	December 31,
	2022	2021
Current:
U.S. federal	$119,000	$—
State and local	—	—
	119,000	—
Deferred:
U.S. federal	(648,000)	238,000
State and local	78,000	78,000
	(570,000)	316,000)
Change in valuation allowance	570,000	(316,000)
Provision for income taxes	$119,000	$—

Schedule of federal income tax rates
	2022	2021
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	—%
Change in warrant liabilities	1.4%	—%
Tax return to provision adjustment	(3.6)%	—%
Change in valuation allowance	(23.8)%	(21.0)%
Effective rate	(5.0)%	—%

deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operation loss carryforwards	$—	$21,000
Startup costs	886,000	295,000
Total deferred tax asset	886,000	316,000
Valuation allowance	(886,000)	(316,000)
	$—	$—